SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Schedule of Cost of Sales) (Details) ₪ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2016 ILS (₪)
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | ₪			₪ 240,998	₪ 222,351	₪ 220,088
Transportation | ₪			1,966	1,579	1,523
Depreciation and amortization | ₪			2,314	2,323	2,287
Maintenance | ₪			4,175	5,202	3,881
Other costs and expenses | ₪			1,910	2,062	1,278
Cost of sales, gross | ₪			251,363	233,517	229,057
Change in finished goods | ₪			(11,331)	4,128	(11,472)
Cost of sales | ₪			₪ 240,032	₪ 237,645	₪ 217,585
US Dollars [Member]
DisclosureOfSeletedConsolidatedStatementsOfOperationDataLineItems [Line Items]
Purchases | $		$ 64,300
Transportation | $		525
Depreciation and amortization | $		617
Maintenance | $		1,114
Other costs and expenses | $		510
Cost of sales, gross | $		67,066
Change in finished goods | $		(3,023)
Cost of sales | $	[1]	$ 64,043

[1]	Convenience Translation into US Dollars.